Information About Geographic Areas And Major Customers	12 Months Ended
Dec. 31, 2012
Information About Geographic Areas And Major Customers [Abstract]
Information About Geographic Areas And Major Customers
NOTE 13:-	INFORMATION ABOUT GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

a.	The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

b.	Information on sales by geographic distribution:

The total revenues are attributed to geographic areas based on the location of the Company's end customers.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012:

	Total revenues
	Year ended December 31,
	2010	2011	2012

North America	$14,679	$16,822	$8,720
Europe (without Italy)	24,640	16,640	8,262
Italy	10,610	9,291	2,947
Asia (without China)	7,466	6,230	6,949
China	3,922	7,193	11,323
Others	13,697	16,097	11,748

	$75,014	$72,273	$49,949

The following table presents total long-lived assets as of December 31, 2011 and 2012:

	Total long-lived assets
	December 31,
	2011	2012

Israel	$3,107	$2,218
Romania	1,273	948
Other	446	272

	$4,826	$3,438

The total long-lived assets are attributed to geographic areas based on the location of the assets.

c.	The following is a summary of the percentages of net sales from major customers:

	% of consolidated revenue
	Year ended December 31,
	2010	2011	2012

Customer A	*) -	*) -	16.31%
Customer B	*) -	10.3%	*) -

*)	Less than 10% of the Company's consolidated revenues.